Related Party Transactions and Balances - Additional Information (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended		0 Months Ended	2 Months Ended	6 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	May 02, 2013 Voyageur Spirit [Member]	May 02, 2013 Voyageur Spirit [Member]	Jun. 30, 2014 Voyageur Spirit [Member]	Feb. 28, 2013 Voyageur Spirit [Member] Teekay Corporation [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 14, 2014 ALP Maritime Services B.V. [Member]	Mar. 31, 2014 ALP Maritime Services B.V. [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]	Jun. 30, 2014 ALP Maritime Services B.V. [Member] Teekay Corporation [Member]
Related Party Transaction [Line Items]
Acquisition and success fee	$ 1,600	$ 2,600								$ 1,000	$ 1,600	$ 1,600
Portion of purchase price paid in cash				270,000			150,000	2,616	2,616
Reference rate for the variable rate of the debt instrument						LIBOR
Margin portion of LIBOR interest rate					4.25%
Due from affiliates	55,843	55,843	15,202
Due to affiliates	$ 75,577	$ 75,577	$ 121,864